World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	467,403,540.77	27,435
Yield Supplement Overcollateralization Amount at 07/31/15	8,776,512.33	0
Receivables Balance at 07/31/15	476,180,053.10	27,435
Principal Payments	19,451,111.80	805
Defaulted Receivables	896,184.78	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	8,280,935.75	0
Pool Balance at 08/31/15	447,551,820.77	26,588

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	51.30%

Prepayment ABS Speed	1.58%

Overcollateralization Target Amount	20,139,831.93
Actual Overcollateralization	20,139,831.93

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	4.69%
Weighted Average Remaining Term	47.99

Delinquent Receivables:
Past Due 31-60 days	6,434,160.16	358
Past Due 61-90 days	1,953,355.67	107
Past Due 91 + days	374,477.70	24
Total	8,761,993.53	489

Total 31+ Delinquent as % Ending Pool Balance	1.96%

Recoveries	465,572.50

Aggregate Net Losses/(Gains) - August 2015	430,612.28
Current Net Loss Ratio (Annualized)	1.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Flow of Funds	$ Amount

Collections	21,408,971.69
Advances	2,145.92
Investment Earnings on Cash Accounts	1,765.27
Servicing Fee	(396,816.71)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,016,066.17

Distributions of Available Funds
(1) Class A Interest	356,604.14
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,958,392.60
(7) Distribution to Certificateholders	1,674,354.43
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,016,066.17

Servicing Fee	396,816.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 08/17/15	446,370,381.44
Principal Paid	18,958,392.60
Note Balance @ 09/15/15	427,411,988.84

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2
Note Balance @ 08/17/15	69,220,381.44
Principal Paid	18,958,392.60
Note Balance @ 09/15/15	50,261,988.84
Note Factor @ 09/15/15	19.5571941%

Class A-3
Note Balance @ 08/17/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	257,000,000.00
Note Factor @ 09/15/15	100.0000000%

Class A-4
Note Balance @ 08/17/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	102,340,000.00
Note Factor @ 09/15/15	100.0000000%

Class B
Note Balance @ 08/17/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	17,810,000.00
Note Factor @ 09/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	383,319.14
Total Principal Paid	18,958,392.60
Total Paid	19,341,711.74

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	24,803.97
Principal Paid	18,958,392.60
Total Paid to A-2 Holders	18,983,196.57

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4514151
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3263176
Total Distribution Amount	22.7777327

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0965135
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	73.7680646
Total A-2 Distribution Amount	73.8645781

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/15	74,926.08
Balance as of 08/31/15	77,072.00
Change	2,145.92

Reserve Account
Balance as of 08/17/15	2,171,744.40
Investment Earnings	156.50
Investment Earnings Paid	(156.50)
Deposit/(Withdrawal)	-
Balance as of 09/15/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40